Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Chief Operating Decision-Maker for the Reportable Segments

The segment information provided to the chief operating decision-maker for the reportable segments is as follows:

	Year ended December 31, 2024
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$71,895,619	$2,778,411	$-	$-	$74,674,030
Inter-segment revenue	29,807,085	1,926	-	(29,809,011)	-
Total segment revenue	$101,702,704	$2,780,337	$-	$(29,809,011)	$74,674,030
Segment gain (loss) before tax	$(291,133)	$10,114,799	$(51,015,192)	$(24,913,904)	$(66,105,430)
Segment including :
Depreciation	$508,757	$63,401	$537	$1,426	$574,121
Amortization	$141,937	$5,883	$672,827	$554	$821,201
Interest income	$(1,247,990)	$(15,578)	$(304,155)	$(1,530)	$(1,569,253)
Interest expense	$564,278	$52,688	$113,549	$1,993	$732,508
Tax expense	$(715,170)	$(613,612)	$800	$17,168	$(1,310,814)
Segment assets	$148,312,072	$106,857,376	$96,733,693	$(198,107,159)	$153,795,982
Segment liabilities	$114,950,253	$106,566,450	$30,753,177	$(171,577,751)	$80,692,129

	Year ended December 31, 2023
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$61,789,671	$2,905,320	$-	$-	$64,694,991
Inter-segment revenue	11,697,729	39,339	-	(11,737,068)	-
Total segment revenue	$73,487,400	$2,944,659	$-	$(11,737,068)	$64,694,991
Segment gain (loss) before tax	$28,283,481	$(3,547,581)	$(7,948,575)	$224,279	$17,011,604
Segment including :
Depreciation	$476,605	$26,637	$19,721	$-	$522,963
Amortization	$102,736	$4,633	$618,662	$-	$726,031
Interest income	$(309,605)	$(16,394)	$(444,411)	$-	$(770,410)
Interest expense	$529,750	$34,553	$253,762	$-	$818,065
Tax expense	$3,370,891	$142,928	$2,171	$-	$3,515,990
Segment assets	$85,334,926	$9,137,251	$113,310,681	$(92,349,110)	$115,437,748
Segment liabilities	$50,490,134	$16,486,654	$83,970,880	$(89,661,653)	$61,336,015

	Year ended December 31, 2022
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$12,710,421	$9,698,387	$-	$-	$22,408,808
Inter-segment revenue	149,771	826,548	-	(976,319)	-
Total segment revenue	$12,860,192	$10,524,935	$-	$(976,319)	$22,408,808
Segment loss before tax	$(2,848,847)	$(6,750,899)	$(77,507,110)	$-	$(87,106,856)
Segment including :
Depreciation	$2,490,896	$3,447,091	$180	$-	$5,938,167
Amortization	$967,557	$720,061	$-	$-	$1,687,618
Interest income	$(9,861)	$(36,235)	$(189,816)	$-	$(235,912)
Interest expense	$221,215	$336,045	$278,013	$-	$835,273
Tax expense	$81,248	$346,946	$2,174	$-	$430,368
Segment assets	$22,387,916	$30,228,118	$45,236,856	$(32,592,012)	$65,260,878
Segment liabilities	$21,790,810	$26,070,168	$19,088,347	$(30,231,630)	$36,717,695
Note 1:	Other segment is composed of holding companies and overseas subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.

Note 2:	Adjustment and write-off represents elimination for intercompany transactions for consolidation purpose.

Schedule of Geographical Information

Geographical information for the years ended December 31, 2024, 2023 and 2022 is as follows:

	Year ended December 31, 2024		Year ended December 31, 2023		Year ended December 31, 2022
	Revenue	Non-current assets (Note 1)	Revenue	Non-current assets (Note 1)	Revenue	Non-current assets (Note 1)
Asia
-Taiwan	$74,632,115	$14,889,959	$64,615,921	$15,821,531	$14,706,318	$16,716,816
-Hong Kong	-	-	63,615	3,695,405	7,687,126	704
-India	-	82,874	-	-	-	-
-Others	-	-	-	47,964	10,774	-
Americas	-	358	-	895	4,590	1,431
Egypt	-	410,787	-	-	-	-
United Kingdom	41,915	198,681	-	-	-	-
Cayman Islands	-	2,856,051	-	65,578	-	537,684
Other regions	-	315,304	15,455	5,874,406	-	-
	$74,674,030	$18,754,015	$64,694,991	$25,505,779	$22,408,808	$17,256,635
Note 1:	Non-current assets excludes deferred tax assets, guarantee deposits paid and intercompany balances.

Schedule of Information of Major Customers

Information of major customers that exceed 10% of the revenue in the statements of comprehensive income for each of the three years presented is as follows:

		Year ended December 31, 2024		Year ended December 31, 2023		Year ended December 31, 2022
	Location	Revenue	Segment	Revenue	Segment	Revenue	Segment
Customer A	Singapore	$-	Not applicable	$-	Not applicable	$5,388,482	Security Convergence
Customer B	Taiwan	-	Not applicable	-	Not applicable	3,691,803	Security Convergence
Customer C	Taiwan	11,025,893	Security Convergence	8,129,968	Security Convergence	-	Not applicable
Customer D	Egypt	59,095,524	Security Convergence	52,271,731	Security Convergence	-	Not applicable